Accounts receivable, net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 3,079,630	¥ 20,975,050	¥ 27,669,404
Less: allowance for credit loss	(467,358)	(3,183,129)	(5,513,270)
Accounts receivable, net	$ 2,612,272	¥ 17,791,921	¥ 22,156,134